HONEYTREE U.S. EQUITY ETF
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

COMMON STOCKS - 96.0%	Shares	Value
Consumer Discretionary - 7.7%
Home Improvement Retail - 3.8%
Home Depot, Inc.	846	$310,177

Other Specialty Retail - 3.9%
Tractor Supply Co.	6,023	317,834
Total Consumer Discretionary		628,011

Consumer Staples - 3.7%
Consumer Staples Merchandise Retail - 3.7%
Costco Wholesale Corp.	304	300,942

Financials - 11.3%
Financial Exchanges & Data - 3.7%
Cboe Global Markets, Inc.	1,311	305,738

Transaction & Payment Processing Services - 7.6%
Mastercard, Inc. - Class A	544	305,695
Visa, Inc. - Class A	875	310,669
		616,364
Total Financials		922,102

Health Care - 11.8%
Life Sciences Tools & Services - 8.0%
Agilent Technologies, Inc.	2,894	341,521
Thermo Fisher Scientific, Inc.	750	304,095
		645,616
Pharmaceuticals - 3.8%
Zoetis, Inc.	1,993	310,808
Total Health Care		956,424

Industrials - 28.7%(a)
Construction Machinery & Heavy Transportation Equipment - 8.7%
Cummins, Inc.	1,025	335,688
Federal Signal Corp.	3,465	368,745
		704,433
Data Processing & Outsourced Services - 3.9%
Broadridge Financial Solutions, Inc.	1,303	316,668

Diversified Support Services - 3.9%
Cintas Corp.	1,428	318,258

Industrial Machinery & Supplies & Components - 8.2%
Illinois Tool Works, Inc.	1,271	314,255
Watts Water Technologies, Inc. - Class A	1,446	355,557
		669,812

HONEYTREE U.S. EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025 (Unaudited)

COMMON STOCKS - 96.0% (CONTINUED)	Shares	Value
Trading Companies & Distributors - 4.0%
Fastenal Co.	7,818	$328,356
Total Industrials		2,337,527

Information Technology - 21.3%
Application Software - 4.7%
Intuit, Inc.	483	380,426

Electronic Equipment & Instruments - 4.1%
Badger Meter, Inc.	1,357	332,397

IT Consulting & Other Services - 3.7%
Accenture PLC - Class A	999	298,591

Semiconductor Materials & Equipment - 4.9%
Lam Research Corp.	4,147	403,669

Systems Software - 3.9%
ServiceNow, Inc. (b)	313	321,789
Total Information Technology		1,736,872

Materials - 11.5%
Industrial Gases - 3.9%
Linde PLC	678	318,104

Metal, Glass & Plastic Containers - 3.9%
AptarGroup, Inc.	2,025	316,771

Specialty Chemicals - 3.7%
Sherwin-Williams Co.	869	298,380
Total Materials		933,255
TOTAL COMMON STOCKS (Cost $7,036,693)		7,815,133

REAL ESTATE INVESTMENT TRUSTS - 3.4%
Real Estate - 3.4%
Data Center REITs - 3.4%
Equinix, Inc.	350	278,414
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $282,232)		278,414

SHORT-TERM INVESTMENTS - 0.6%
Money Market Funds - 0.6%
First American Government Obligations Fund - Class X, 4.25% (c)	47,669	47,669
TOTAL SHORT-TERM INVESTMENTS (Cost $47,669)		47,669

TOTAL INVESTMENTS - 100.0% (Cost $7,366,594)		8,141,216
Other Assets in Excess of Liabilities - 0.0% (d)		229
TOTAL NET ASSETS - 100.0%		$8,141,445

HONEYTREE U.S. EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025 (Unaudited)
Percentages are stated as a percent of net assets.

PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(d)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

HONEYTREE U.S. EQUITY ETF

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

Honeytree U.S. Equity ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Common Stocks	$7,815,133	$—	$—	$7,815,133
Real Estate Investment Trusts	278,414	—	—	278,414
Money Market Funds	47,669	—	—	47,669
Total Investments	$8,141,216	$—	$—	$8,141,216

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended June 30, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.
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